Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long-Term Debt.
Long-Term Debt

17. Long-Term Debt

        On June 7, 2012, the Company entered into a loan and security agreement (the Loan Agreement) with three lenders, pursuant to which the Company received a loan in the aggregate principal amount of $20.0 million. The Company is required to repay the aggregate principal balance under the Loan Agreement in 42 months. The first 12 payments are interest only and the remaining 30 payments are equal monthly installments of principal plus interest. The Loan Agreement provided that the interest only period could be extended under certain circumstances. The Company did not trigger the requirements and began paying principal in July 2013.

        Per annum interest is payable at the 8.5%. The Loan Agreement also included a closing fee of $0.2 million. The Company is amortizing the cost over the 42 months of loan. The Loan Agreement is also subject to an additional deferred payment of $1.2 million due with the final payment. The Company is recording the deferred payment to interest expense over the term of the Loan Agreement. The resulting effective interest rate is approximately 11.8%. The company is not subject to any financial covenants and the Loan Agreement is secured by a lien on all of the Company's personal property as of, or acquired after, the date of the Loan Agreement, except for intellectual property.

        The Loan Agreement defines events of default, including the occurrence of an event that results in a material adverse effect upon the Company's business operations, properties, assets or condition (financial or otherwise), its ability to perform its obligations under and in accordance with the terms of the Loan Agreement, or upon the ability of the lenders to enforce any of their rights or remedies with respect to such obligations, or upon the collateral under the Loan Agreement or upon the liens of the lenders on such collateral or upon the priority of such liens. As of September 30, 2013 and December 31, 2012, there have been no events of default under the loan. As of September 30, 2013 and December 31, 2012, the principal balance outstanding was $18.2 million and $20.0 million, respectively.

        The roll-forward of the notes payable balance during the nine months ending September 30, 2013, was as follows (in thousands):

Total notes payable (current and long -term portions) balance as of December 31, 2012	$20,193
Interest accrued	257
Repayment of long-term debt	(1,815)

18,635
Less current portion	(7,656)

Noncurrent financing obligations as of September 30, 2013	$10,979

14. Long-Term Debt

        On June 26, 2009, the Company entered into a Senior Loan Agreement (the 2009 Senior Loan Agreement) with three lenders that provides for a total funding commitment of $10.0 million. The Company was required to make payments over 36 months, the first 6 payments of which were interest only, and the principal balance plus accrued interest was payable over the remaining 30 months. Interest accrued at 12.70% per annum. The Company was not subject to any financial covenants under this arrangement. The 2009 Senior Loan Agreement was secured by substantially all of the assets of the Company other than intellectual property and certain permanent capital improvements to the leased facilities. In accordance with the 2009 Senior Loan Agreement, the Company issued warrants to purchase 45,786 shares of Series C-1 Preferred Stock with a fair value at issuance of $0.3 million. The fair value of the warrants, which was determined using the Black-Scholes option pricing model on the date of issue was treated as a discount to the debt and accreted to interest expense using the effective interest method. As of December 31, 2011 and 2012, the outstanding balance under the 2009 Senior Loan Agreement was $2.3 million and zero, respectively.

        On March 18, 2010, the Company entered into a loan modification agreement (the 2010 Loan Modification Agreement) with the same three lenders as the 2009 Senior Loan Agreement. The 2010 Loan Modification Agreement provides for an additional funding commitment of $10.0 million. As of December 31, 2011 and 2012, the outstanding balance under the 2010 Loan Modification Agreement was $3.2 million and zero, respectively. The Company was required to make payments over 27 months, the first 3 payments of which were interest only, and the principal balance plus accrued interest was payable over the remaining 24 months. Interest accrued at 15.00% per annum. The Company was not subject to any financial covenants under this arrangement. The 2010 Loan Modification Agreement was secured by substantially all of the assets of the Company other than intellectual property and certain permanent capital improvements to the leased facilities. In accordance with the 2010 Loan Modification Agreement, the Company issued warrants to purchase 63,693 shares of Series D-1 Preferred Stock with a fair value at issuance of $0.5 million. The fair value of the warrants, which was determined using the Black-Scholes option pricing model, on the date of issue was treated as a discount to the debt and accreted to interest expense using the effective interest method.

        On June 7, 2012, the Company entered into a loan and security agreement (the Loan Agreement) with the same three lenders, pursuant to which the Company received a loan in the aggregate principal amount of $20.0 million. The Company is required to repay the aggregate principal balance under the Loan Agreement in 42 months. The first 12 payments are interest only and the remaining 30 payments are equal monthly installments of principal plus interest. The Loan Agreement provided that the interest only period could be extended under certain circumstances. The Company did not trigger the requirements and will begin paying principal in July 2013.

        Per annum interest is payable at the 8.5%. The Loan Agreement also included a closing fee of $0.2 million. The Company is amortizing the cost over the 42 months of loan. The Loan Agreement is also subject to an additional deferred payment of $1.2 million due with the final payment. The Company is recording the deferred payment to interest expense over the term of the Loan Agreement. The resulting effective interest rate is approximately 11.8%. The company is not subject to any financial covenants and the Loan Agreement is secured by a lien on all of the Company's personal property as of, or acquired after, the date of the Loan Agreement, except for intellectual property.

        The Loan Agreement defines events of default, including the occurrence of an event that results in a material adverse effect upon the Company's business operations, properties, assets or condition (financial or otherwise), its ability to perform its obligations under and in accordance with the terms of the Loan Agreement, or upon the ability of the lenders to enforce any of their rights or remedies with respect to such obligations, or upon the collateral under the Loan Agreement or upon the liens of the lenders on such collateral or upon the priority of such liens. The lenders also received a right, to purchase at fair value, up to $2.0 million of equity of the Company sold in any sale by the Company to third parties of equity securities resulting in at least $5.0 million in net cash proceeds to the Company, subject to certain exceptions. As of December 31, 2012, there have been no events of default under the loan. As of December 31, 2012, the principal balance outstanding was $20.0 million.

        At December 31, 2012, future minimum payments related to long-term debt were as follows (in thousands):

Year ending December 31:
2013	$5,304
2014	8,908
2015	10,108
Less amounts representing interest	(3,120)
Less Deferred Fee	(1,200)

Future minimum principal payments	20,000
Less current portion	3,668

Noncurrent financing obligations	$16,332